Taxes to Recover (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Recoverable taxes
Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2019	12/31/2018
ICMS (a.1)	914,066	710,669
Provision for ICMS losses (a.1)	(41,396)	(99,187)
PIS and COFINS (a.2)	930,570	720,731
Value-Added Tax (IVA) of foreign subsidiaries	29,707	31,678
Others	56,748	22,988

Total	1,889,695	1,386,879

Current	1,122,335	639,699
Non-current	767,360	747,180

Estimated recovery of ICMS assets
The estimated recovery of ICMS assets is stated as follows:

Up to 1 Year	474,276
From 1 to 2 Years	283,035
From 2 to 3 Years	58,602
From 3 to 5 Years	45,059
From 5 to 7 Years	22,666
From 7 to 10 Years	30,428

Total of recoverable ICMS	914,066

Summary of Recoverable Income Tax and Social Contribution Taxes	Represented by recoverable IRPJ and CSLL.

	12/31/2019	12/31/2018
IRPJ and CSLL	430,290	362,784

Total	430,290	362,784

Current	325,343	257,182
Non-current	104,947	105,602